U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM 12b-25

NOTIFICATION OF LATE FILING

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[X]  Form 10-K and Form 10-KSB   [  ]  Form 20-F   [  ]  Form 11-K   [  ]  Form 10-Q and Form 10-QSB   [  ]  Form N-SAR

For Period Ended: December 31, 2003

[  ]               Transition Report on Form 10-K
[  ]               Transition Report on Form 20-F
[  ]               Transition Report on Form 11-K
[  ]               Transition Report on Form 10-Q
[  ]               Transition Report on Form N-SAR

For the Transition Period Ended: Not Applicable

     Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

     If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates: Not Applicable

Part I — Registrant Information

Full Name of Registrant: GLOBAL MED TECHNOLOGIES, INC.

Former Name if Applicable: N/A

Address of Principal Executive Office: 12600 West Colfax, Suite C-420 Lakewood, Colorado 80215

Part II — Rules 12b-25(b) AND (c)

     If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

[  ]               (a)     The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

[X]               (b)      The subject annual report, semi-annual report, transition report on Form 10-K or 10-KSB, 20-F, 11-K or Form N-SAR, or portion thereof will be filed on or before the 15th calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date;

[  ]               (c)     The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

Part III — Narrative

     Registrant has encountered delays in completing its Annual Report on Form 10-K for the year ended December 31, 2003,because the Company has devoted its resources to renegotiating the terms of its outstanding debt agreements with its parent company. The Company fully expects to renegotiate its debt with its parent company.

Part IV — Other Information

     (1)      Name and telephone number of person to contact in regard to this notification:

Michael I. Ruxin, M.D (303) 238-2000 ___________________________________________________________________________________________ (Name) (Area Code) (Telephone Number)

     (2)     Have all other periodic reports required under section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the Registrant was required to file such report(s) been filed? If the answer is no, identify report(s).

[X]   Yes     [  ]  No

     (3)      Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

[X]   Yes     [  ]  No

     If so: attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

     For the fiscal year ended December 31, 2003, Registrant incurred a net loss of $878 thousand on revenues of $6.514 million. The Company's revenues decreased slightly from the prior year mainly as a result of lower implementation and consulting services revenues of $249 thousand when compared with the prior year. During the fiscal year ended December 31, 2003, the Registrant posted a loss from operations of $303 thousand. The change to an operating loss from operating income in the prior year was primarily the result of lower revenues. For the fiscal year ended December 31, 2003, the Registrants operations provided $24 thousand in cash, of which $45      Global Med Technologies, Inc. has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

     Dated this 31st day of March, 2004

GLOBAL MED TECHNOLOGIES, INC. By: /s/ Michael I. Ruxin, M.D Michael I. Ruxin, M.D Chairman and Chief Executive Officer